ING INVESTORS TRUST

ING Bond Portfolio

(the “Portfolio”)

Supplement dated June 10, 2013

to the Portfolio’s current prospectus (“Prospectus”)

and Statement of Additional Information (“SAI”),

each dated April 30, 2013

Effective May 31, 2013, Michael Mata was removed as a portfolio manager of the Portfolio.  The Portfolio’s Prospectus and SAI are hereby revised as follows:

1.               The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Christine Hurtsellers, CFA	Matthew Toms, CFA
Portfolio Manager (since 07/12)	Portfolio Manager (since 07/12)

2.               The fourth paragraph of the sub-section entitled “Management of the Portfolio —ING Investment Management Co. LLC” in the Portfolio’s Prospectus is hereby deleted in its entirety.

3.               All references to Michael Mata in the Portfolio’s SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE